VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Vessels, Net	$ 1,535,757	$ 1,588,923
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	2,259,132	2,267,819
Additions	28,402	22,176
Write-off of fully depreciated and amortized asset	(41,232)	(30,863)
Vessels and equipment, gross at period end	2,246,302	2,259,132
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(670,209)	(615,109)
Charge for the year	(81,568)	(85,963)
Write-off of fully depreciated and amortized asset	41,232	30,863
Depreciation and amortization at period end	$ (710,545)	$ (670,209)